Financial Risk Management - Summary of Timing for Remaining Contractual Payments Relating to Financial Liabilities (Details) - Liquidity risk $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 4,391
Deferred Payment Liability – debt host	9,046
Interest on Deferred Payment Liability	0
Deferred Payment Liability – Conversion option	3,013
Total financial liabilities	16,450
2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	4,391
Deferred Payment Liability – debt host	0
Interest on Deferred Payment Liability	300
Deferred Payment Liability – Conversion option	0
Total financial liabilities	4,691
2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Deferred Payment Liability – debt host	10,000
Interest on Deferred Payment Liability	121
Deferred Payment Liability – Conversion option	0
Total financial liabilities	$ 10,121